Trade Receivables	12 Months Ended
Mar. 31, 2024
Trade receivables.
Trade receivables

7.           Trade receivables

	At March 31,
	2024	2023	2022
	€M	€M	€M
Trade receivables	76.4	59.7	43.5
	76.4	59.7	43.5

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2023: €nil 2022: €nil). There were no bad debt write-offs in the year (2023: €nil; 2022: €nil).

At March 31, 2024, €13m (2023: €5m; 2022: €4m) of the accounts receivable balance were past due, of which €nil (2023: €nil; 2022: €nil) was impaired and €13m (2023: €5m; 2022: €4m) was considered past due but not impaired for which the expected credit loss was considered immaterial.